Commitments and Contingencies (Details 2) (Blizzard and Shanghai EaseNet, CNY)	12 Months Ended	1 Months Ended
	Dec. 31, 2011 Licensing Rights contract	Aug. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos games Y	Mar. 31, 2012 World of Warcraft License Agreement	Apr. 30, 2009 World of Warcraft License Agreement Y
Commitments
Number of personal computer strategy games agreed to be licensed		3
Term of license (in years)		3		3
Extension in license term (in years)		1 year	3 years
Number of license contracts entered into by the company with Blizzard	2
Total commitment expected to be incurred for license contracts	2,200,000,000		1,300,000,000
Commitments under the two license contracts
Contract Year One	43,100,000
Contract Year Two	181,500,000
Contract Year Three	352,300,000
Total	576,900,000
Additional obligation to purchase or lease certain prescribed hardware	1,400,000,000